UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-08921

CREDIT SUISSE LARGE CAP BLEND FUND, INC.
(Exact name of registrant as specified in charter)

Eleven Madison Avenue, New York, New York			10010
(Address of principal executive offices)			(Zip code)

J. Kevin Gao, Esq. Credit Suisse Large Cap Blend Fund, Inc. Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 325-2000

Date of fiscal year end:	December 31st

Date of reporting period:	January 1, 2009 to December 31, 2009

Item 1. Reports to Stockholders.

2

CREDIT SUISSE FUNDS

Annual Report

December 31, 2009

■  CREDIT SUISSE
LARGE CAP BLEND FUND

The Fund's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Fund, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 877-870-2874 or by writing to Credit Suisse Funds, P.O. Box 55030, Boston, MA 02205-5030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at Eleven Madison Avenue, New York, NY 10010. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

Investors in the Credit Suisse Funds should be aware that they may be eligible to purchase Common Class and/or Advisor Class shares (where offered) directly or through certain intermediaries. Such shares are not subject to a sales charge but may be subject to an ongoing service and distribution fee of up to 0.50% of average daily net assets. Investors in the Credit Suisse Funds should also be aware that they may be eligible for a reduction or waiver of the sales charge with respect to Class A, B or C shares (where offered). For more information, please review the relevant prospectuses or consult your financial representative.

The views of the Fund's management are as of the date of the letter and the Fund holdings described in this document are as of December 31, 2009; these views and Fund holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

Fund shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse or any affiliate. Fund investments are subject to investment risks, including loss of your investment.

Credit Suisse Large Cap Blend Fund
Annual Investment Adviser's Report
December 31, 2009 (unaudited)

  January 20, 2010

Dear Shareholder:

Performance Summary
01/01/09 – 12/31/09

Fund & Benchmark	Performance
Common[1]	26.03%
Class A1,2	26.02%
Class B1,2	25.11%
Class C1,2	25.04%
S&P 500 Index[3]	26.47%

Performance for the Fund's Class A, Class B and Class C Shares is shown without including the effect of the maximum sales charge of 5.75%, 4.00% and 1.00%, respectively.2

Market Review: A positive end to a challenging year

At the end of 2009, the markets rebounded with the S&P 500 (the Fund's benchmark) gaining 26.47% for the year, the Dow Jones Industrial Average increasing 22.68% for the year, and the Russell 3000 Index gaining 28.34% for the year.

However, despite what seems to be a global recovery in the markets, there are still signs that a full recovery is ways off. For example, the U.S. unemployment rate remains at 10.0% (as of November 2009), and the Federal Funds rate continues to be 0.0% – 0.25%. Additionally, the Conference Board Consumer Confidence Index reported 52.9 on December 29, up only slightly from 50.6 in November.

Strategic Review and Outlook: Look for balance sheet and earnings quality in 2010

For the year ended December 31, 2009, the Fund underperformed its benchmark. Stock selection in industrials was the leading positive contributor to performance. Stock selection and sector weighting in consumer staples and consumer discretionary also added to performance. Conversely, information technology was the leading detractor from performance due to stock selection and sector weighting. Financials and healthcare also detracted from performance, due to sector weighting.

Overall, the Fund was outperforming its benchmark until the latter half of 2009, when the performance lagged compared to the rally of stocks with higher volatility. It was a difficult environment for individual stock picks, but a good environment for taking directional or thematic bets due to the rapid shift from a bear market to a bull market. Additionally, low summer volume made it harder

Credit Suisse Large Cap Blend Fund
Annual Investment Adviser's Report (continued)
December 31, 2009 (unaudited)

to trade effectively as increasing retail trading volume and decreasing institutional trading resulted in more erratic stock moves. Against the backdrop of these conditions, the Fund underperformed its benchmark. Despite this trend, we do not believe short-term trading based on trends is sustainable or profitable over the long term. Although we may experience temporary losses, we believe the better strategy is to continue to enter positions at attractive prices and increase the potential for strong longer-term returns going forward.

During the period, Constantin Filitti and Timothy Schwider joined Jordan Low, the lead manager, as portfolio managers of the Credit Suisse Quantitative Equities Group responsible for the day-to-day portfolio management of the Fund.

Going forward, we believe that macro economic factors will have less impact, as the majority of stimulus packages and large bankruptcies have been incorporated into market valuations. As the world continues to adjust to the new regime of government support and increased transparency, we expect that stock selection will be more important in the coming months than macro bets. In our opinion, the first stage of the recovery is coming to an end. Market volatility should gradually become less important as investors begin to focus more on underlying fundamentals of companies. We also believe that balance sheet and earnings quality will be positively rewarded in 2010. And, although we expect the market to remain difficult in the near term, we are comfortable with our proactive long-term investment process going forward.

Credit Suisse Quantitative Equities Group

Jordan Low
Constantin Filitti
Timothy Schwider

The value of investments generally will fluctuate in response to market movements.

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign market, industry and economic trends and developments and government regulation and their potential impact on the Fund's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Fund could be materially different from those projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.

Credit Suisse Large Cap Blend Fund
Annual Investment Adviser's Report (continued)
December 31, 2009 (unaudited)

Comparison of Change in Value of $10,000 Investment in the
Credit Suisse Large Cap Blend Fund1 Common Class shares and the
S&P 500 Index3 for Ten Years.

Comparison of Change in Value of $10,000 Investment in the
Credit Suisse Large Cap Blend Fund1 Class A shares2, Class B shares2,
Class C shares2 and the S&P 500 Index3,4 from Inception (07/31/01).

Credit Suisse Large Cap Blend Fund
Annual Investment Adviser's Report (continued)
December 31, 2009 (unaudited)

Average Annual Returns as of December 31, 20091

	1 Year	5 Years	10 Years	Since Inception
Common Class[5]	26.03%	(0.11)%	(1.27)%	2.07%
Class A Without Sales Charge	26.02%	(0.13)%	—	(0.78)%
Class A With Maximum Sales Charge	18.82%	(1.30)%	—	(1.47)%
Class B Without CDSC	25.11%	(0.87)%	—	(1.53)%
Class B With CDSC	21.11%	(0.87)%	—	(1.53)%
Class C Without CDSC	25.04%	(0.88)%	—	(1.55)%
Class C With CDSC	24.04%	(0.88)%	—	(1.55)%

Returns represent past performance and include change in share price and reinvestment of dividends and capital gains. Past performance cannot guarantee future results. The current performance of the Fund may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance information current to the most recent month-end is available at www.credit-suisse.com/us.

The annualized gross expense ratios are 2.08% for Common Class shares, 2.07% for Class A shares, 2.90% for Class B shares and 2.84% for Class C shares. The annualized net expense ratios after fee waivers and/or expense reimbursements are 1.30% for Common Class shares, 1.30% for Class A shares, 2.05% for Class B shares and 2.05% for Class C shares.

1  Fee waivers and/or expense reimbursements may reduce expenses for the Fund, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.

2  Total return for the Fund's Class A shares for the reporting period, based on offering price (including maximum sales charge of 5.75%), was 18.82%. Total return for the Fund's Class B shares for the reporting period, based on redemption value (including contingent deferred sales charge of 4.00%), was 21.11%. Total return for the Fund's Class C shares for the reporting period, based on redemption value (including contingent deferred sales charge of 1.00%), was 24.04%.

3  The Standard & Poor's 500 Index is an unmanaged index (with no defined investment objective) of common stocks, includes reinvestment of dividends, and is a registered trademark of The McGraw-Hill Companies, Inc. Investors cannot invest directly in an index.

4  Performance for the benchmark is not available for the period beginning July 31, 2001. For that reason, performance for the benchmark is shown for the period beginning August 1, 2001.

5  Inception date 10/30/98.

Credit Suisse Large Cap Blend Fund
Annual Investment Adviser's Report (continued)
December 31, 2009 (unaudited)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six month period ended December 31, 2009.

The table illustrates your Fund's expenses in two ways:

• Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

Credit Suisse Large Cap Blend Fund
Annual Investment Adviser's Report (continued)
December 31, 2009 (unaudited)

Expenses and Value for a $1,000 Investment
for the six month period ended December 31, 2009

Actual Fund Return	Common Class	Class A	Class B	Class C
Beginning Account Value 7/1/09	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 12/31/09	$1,189.30	$1,188.20	$1,184.10	$1,183.30
Expenses Paid per $1,000*	$7.17	$7.17	$11.29	$11.28
Hypothetical 5% Fund Return
Beginning Account Value 7/1/09	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 12/31/09	$1,018.65	$1,018.65	$1,014.87	$1,014.87
Expenses Paid per $1,000*	$6.61	$6.61	$10.41	$10.41
	Common Class	Class A	Class B	Class C
Annualized Expense Ratios*	1.30%	1.30%	2.05%	2.05%

*  Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year period, then divided by 365.

  The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Fund during the period, net of fee waivers and/or expense reimbursements. If those fee waivers and/or expense reimbursements had not been in effect, the Fund's actual expenses would have been higher.

For more information, please refer to the Fund's prospectus.

Credit Suisse Large Cap Blend Fund
Annual Investment Adviser's Report (continued)
December 31, 2009 (unaudited)

SECTOR BREAKDOWN*

*  Expressed as a percentage of total investments (excluding securities lending collateral if applicable) and may vary over time.

Credit Suisse Large Cap Blend Fund
Schedule of Investments
December 31, 2009

	Number of Shares	Value
COMMON STOCKS (95.2%)
Aerospace & Defense (6.6%)
General Dynamics Corp.	400	$27,268
Honeywell International, Inc.	700	27,440
ITT Corp.	400	19,896
L-3 Communications Holdings, Inc.	100	8,695
Lockheed Martin Corp.	15,200	1,145,320
Northrop Grumman Corp.	300	16,755
Precision Castparts Corp.	100	11,035
Raytheon Co.	19,000	978,880
The Boeing Co.	600	32,478
United Technologies Corp.	1,200	83,292
		2,351,059
Air Freight & Logistics (3.1%)
CH Robinson Worldwide, Inc.	400	23,492
FedEx Corp.	1,800	150,210
United Parcel Service, Inc. Class B	16,300	935,131
		1,108,833
Auto Components (0.1%)
Johnson Controls, Inc.	800	21,792
Automobiles (0.2%)
Ford Motor Co.*	5,500	55,000
Beverages (3.3%)
Coca-Cola Enterprises, Inc.	300	6,360
Molson Coors Brewing Co. Class B	200	9,032
PepsiCo, Inc.	17,100	1,039,680
The Coca-Cola Co.	2,100	119,700
		1,174,772
Biotechnology (3.2%)
Amgen, Inc.*	18,908	1,069,626
Biogen Idec, Inc.*	300	16,050
Celgene Corp.*	350	19,488
Genzyme Corp.*	300	14,703
Gilead Sciences, Inc.*	900	38,952
		1,158,819
Capital Markets (3.1%)
Ameriprise Financial, Inc.	200	7,764
Franklin Resources, Inc.	100	10,535
Morgan Stanley	1,300	38,480
Northern Trust Corp.	500	26,200
State Street Corp.	500	21,770
T. Rowe Price Group, Inc.	300	15,975
The Bank of New York Mellon Corp.	10,800	302,076
The Charles Schwab Corp.	900	16,938
The Goldman Sachs Group, Inc.	4,000	675,360
		1,115,098

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Blend Fund
Schedule of Investments (continued)
December 31, 2009

	Number of Shares	Value
COMMON STOCKS
Chemicals (1.6%)
Air Products & Chemicals, Inc.	100	$8,106
CF Industries Holdings, Inc.	2,200	199,716
E.I. Du Pont de Nemours & Co.	800	26,936
Ecolab, Inc.	500	22,290
Monsanto Co.	2,900	237,075
Praxair, Inc.	200	16,062
Terra Industries, Inc.	600	19,314
The Dow Chemical Co.	1,000	27,630
		557,129
Commercial Banks (0.9%)
BB&T Corp.	700	17,759
PNC Financial Services Group, Inc.	500	26,395
SunTrust Banks, Inc.§	500	10,145
U.S. Bancorp	5,300	119,303
Wells Fargo & Co.	5,900	159,241
		332,843
Commercial Services & Supplies (0.1%)
Republic Services, Inc.	300	8,493
Waste Management, Inc.§	700	23,667
		32,160
Communications Equipment (1.9%)
Cisco Systems, Inc.*	11,400	272,916
Juniper Networks, Inc.*	1,600	42,672
Motorola, Inc.*	2,100	16,296
QUALCOMM, Inc.	7,600	351,576
		683,460
Computers & Peripherals (8.5%)
Apple, Inc.*	5,000	1,054,300
Dell, Inc.*	1,900	27,284
EMC Corp.*	50,100	875,247
Hewlett-Packard Co.	2,100	108,171
International Business Machines Corp.	4,300	562,870
NetApp, Inc.*	8,700	299,193
QLogic Corp.*	400	7,548
Sun Microsystems, Inc.*	9,100	85,267
		3,019,880
Construction & Engineering (0.0%)
Fluor Corp.	200	9,008
Consumer Finance (0.2%)
American Express Co.	1,200	48,624
Capital One Financial Corp.	500	19,170
		67,794

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Blend Fund
Schedule of Investments (continued)
December 31, 2009

	Number of Shares	Value
COMMON STOCKS
Containers & Packaging (0.0%)
Pactiv Corp.*	200	$4,828
Diversified Consumer Services (0.0%)
Apollo Group, Inc. Class A*	200	12,116
Diversified Financial Services (5.8%)
Bank of America Corp.	9,000	135,540
Citigroup, Inc.	59,000	195,290
CME Group, Inc.	200	67,190
JPMorgan Chase & Co.	40,400	1,683,468
		2,081,488
Diversified Telecommunication Services (2.4%)
AT&T, Inc.	27,100	759,613
CenturyTel, Inc.	200	7,242
Qwest Communications International, Inc.	2,400	10,104
Verizon Communications, Inc.	2,600	86,138
		863,097
Electric Utilities (0.9%)
American Electric Power Co., Inc.	500	17,395
Duke Energy Corp.	1,300	22,373
Edison International	700	24,346
Entergy Corp.	100	8,184
Exelon Corp.	3,400	166,158
FirstEnergy Corp.	300	13,935
FPL Group, Inc.	400	21,128
PPL Corp.	400	12,924
Progress Energy, Inc.	200	8,202
Southern Co.	800	26,656
		321,301
Electrical Equipment (0.7%)
Emerson Electric Co.	5,400	230,040
First Solar, Inc.*§	100	13,540
		243,580
Electronic Equipment, Instruments & Components (0.1%)
Agilent Technologies, Inc.*§	300	9,321
Corning, Inc.	1,500	28,965
		38,286
Energy Equipment & Services (0.4%)
Cameron International Corp.*	200	8,360
Diamond Offshore Drilling, Inc.§	100	9,842
Halliburton Co.	800	24,072
National-Oilwell Varco, Inc.	300	13,227
Schlumberger, Ltd.	1,100	71,599
Smith International, Inc.	200	5,434
		132,534

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Blend Fund
Schedule of Investments (continued)
December 31, 2009

	Number of Shares	Value
COMMON STOCKS
Food & Staples Retailing (0.7%)
Costco Wholesale Corp.	400	$23,668
CVS Caremark Corp.	1,400	45,094
Safeway, Inc.	400	8,516
Sysco Corp.	600	16,764
The Kroger Co.	600	12,318
Wal-Mart Stores, Inc.	2,000	106,900
Walgreen Co.	900	33,048
		246,308
Food Products (1.4%)
Archer-Daniels-Midland Co.	12,500	391,375
ConAgra Foods, Inc.	400	9,220
General Mills, Inc.	500	35,405
H.J. Heinz Co.	200	8,552
Kellogg Co.	200	10,640
Kraft Foods, Inc. Class A	1,400	38,052
Sara Lee Corp.	600	7,308
		500,552
Health Care Equipment & Supplies (2.5%)
Baxter International, Inc.	1,300	76,284
Becton, Dickinson and Co.	500	39,430
Boston Scientific Corp.*	1,500	13,500
Medtronic, Inc.	15,965	702,141
St. Jude Medical, Inc.*	300	11,034
Stryker Corp.	800	40,296
Zimmer Holdings, Inc.*	200	11,822
		894,507
Health Care Providers & Services (1.9%)
Aetna, Inc.	13,600	431,120
Cardinal Health, Inc.	300	9,672
Express Scripts, Inc.*	300	25,935
McKesson Corp.	200	12,500
Medco Health Solutions, Inc.*	1,000	63,910
Quest Diagnostics, Inc.	400	24,152
UnitedHealth Group, Inc.	1,200	36,576
WellPoint, Inc.*	1,000	58,290
		662,155
Hotels, Restaurants & Leisure (0.4%)
Carnival Corp.*	500	15,845
McDonald's Corp.	1,000	62,440
Starbucks Corp.*	1,300	29,978
Yum! Brands, Inc.	500	17,485
		125,748
Household Durables (0.0%)
Newell Rubbermaid, Inc.	600	9,006

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Blend Fund
Schedule of Investments (continued)
December 31, 2009

	Number of Shares	Value
COMMON STOCKS
Household Products (1.7%)
Clorox Co.	166	$10,126
Colgate-Palmolive Co.	2,900	238,235
Kimberly-Clark Corp.	3,100	197,501
The Procter & Gamble Co.	2,700	163,701
		609,563
Independent Power Producers & Energy Traders (0.0%)
The AES Corp.*	600	7,986
Industrial Conglomerates (0.7%)
3M Co.	1,100	90,937
General Electric Co.	9,800	148,274
		239,211
Insurance (1.0%)
Aflac, Inc.	500	23,125
AON Corp.	900	34,506
Hartford Financial Services Group, Inc.	400	9,304
Loews Corp.	622	22,610
Marsh & McLennan Cos., Inc.	400	8,832
MetLife, Inc.	800	28,280
Principal Financial Group, Inc.	300	7,212
Prudential Financial, Inc.	500	24,880
The Allstate Corp.	500	15,020
The Chubb Corp.	800	39,344
The Progressive Corp.*	600	10,794
The Travelers Cos., Inc.	2,900	144,594
		368,501
Internet & Catalog Retail (0.3%)
Amazon.com, Inc.*	700	94,164
Expedia, Inc.*	200	5,142
		99,306
Internet Software & Services (1.2%)
AOL, Inc.*	1,218	28,355
eBay, Inc.*	1,000	23,540
Google, Inc. Class A*	600	371,988
Yahoo!, Inc.*	1,100	18,458
		442,341
IT Services (1.1%)
Automatic Data Processing, Inc.	1,100	47,102
Cognizant Technology Solutions Corp. Class A*	300	13,590
Mastercard, Inc. Class A	1,000	255,980
Paychex, Inc.	300	9,192
The Western Union Co.	1,000	18,850
Visa, Inc. Class A	400	34,984
		379,698

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Blend Fund
Schedule of Investments (continued)
December 31, 2009

	Number of Shares	Value
COMMON STOCKS
Life Sciences Tools & Services (0.1%)
Life Technologies Corp.*	175	$9,140
Thermo Fisher Scientific, Inc.*	300	14,307
		23,447
Machinery (0.3%)
Caterpillar, Inc.	600	34,194
Danaher Corp.	200	15,040
Deere & Co.	400	21,636
Eaton Corp.	100	6,362
Illinois Tool Works, Inc.	300	14,397
PACCAR, Inc.§	300	10,881
The Manitowoc Co., Inc.§	400	3,988
		106,498
Media (2.8%)
CBS Corp. Class B	600	8,430
Comcast Corp. Class A	26,900	453,534
DIRECTV Class A*	2,500	83,375
News Corp. Class A	2,200	30,118
Omnicom Group, Inc.	300	11,745
The McGraw-Hill Cos., Inc.	300	10,053
The Walt Disney Co.§	400	12,900
Time Warner Cable, Inc.	300	12,417
Time Warner, Inc.	13,400	390,476
		1,013,048
Metals & Mining (0.2%)
Alcoa, Inc.	900	14,508
Freeport-McMoRan Copper & Gold, Inc.*	400	32,116
Newmont Mining Corp.	400	18,924
Nucor Corp.	300	13,995
		79,543
Multi-Utilities (1.4%)
Consolidated Edison, Inc.	200	9,086
Dominion Resources, Inc.	600	23,352
PG&E Corp.	400	17,860
Public Service Enterprise Group, Inc.	12,500	415,625
Sempra Energy	297	16,626
Xcel Energy, Inc.	400	8,488
		491,037
Multiline Retail (2.5%)
Family Dollar Stores, Inc.	400	11,132
Kohl's Corp.*	15,900	857,487
Target Corp.	800	38,696
		907,315

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Blend Fund
Schedule of Investments (continued)
December 31, 2009

	Number of Shares	Value
COMMON STOCKS
Oil, Gas & Consumable Fuels (7.9%)
Anadarko Petroleum Corp.	500	$31,210
Apache Corp.	11,500	1,186,455
Chesapeake Energy Corp.	700	18,116
Chevron Corp.	1,800	138,582
ConocoPhillips	7,900	403,453
Devon Energy Corp.	500	36,750
EOG Resources, Inc.	200	19,460
Exxon Mobil Corp.	11,600	791,004
Hess Corp.	300	18,150
Marathon Oil Corp.	700	21,854
Murphy Oil Corp.	200	10,840
Noble Energy, Inc.	100	7,122
Occidental Petroleum Corp.	800	65,080
Peabody Energy Corp.	200	9,042
Southwestern Energy Co.*	400	19,280
Spectra Energy Corp.	600	12,306
The Williams Cos., Inc.	500	10,540
Valero Energy Corp.	600	10,050
XTO Energy, Inc.	500	23,265
		2,832,559
Paper & Forest Products (0.1%)
International Paper Co.	800	21,424
Personal Products (2.2%)
Avon Products, Inc.	400	12,600
The Estee Lauder Cos., Inc. Class A	16,300	788,268
		800,868
Pharmaceuticals (3.0%)
Abbott Laboratories	1,500	80,985
Allergan, Inc.	200	12,602
Bristol-Myers Squibb Co.	9,636	243,309
Eli Lilly & Co.	1,000	35,710
Johnson & Johnson	2,600	167,466
Merck & Co., Inc.	2,986	109,108
Pfizer, Inc.	22,960	417,642
Teva Pharmaceutical Industries, Ltd. ADR	125	7,023
		1,073,845
Real Estate Investment Trusts (2.7%)
Equity Residential	300	10,134
HCP, Inc.	300	9,162
Public Storage	10,900	887,805
Simon Property Group, Inc.§	624	49,795
Vornado Realty Trust	313	21,891
		978,787

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Blend Fund
Schedule of Investments (continued)
December 31, 2009

	Number of Shares	Value
COMMON STOCKS
Road & Rail (0.2%)
Burlington Northern Santa Fe Corp.	200	$19,724
CSX Corp.	400	19,396
Norfolk Southern Corp.	300	15,726
Union Pacific Corp.	500	31,950
		86,796
Semiconductors & Semiconductor Equipment (6.6%)
Applied Materials, Inc.	1,100	15,334
Broadcom Corp. Class A*	400	12,580
Intel Corp.	53,800	1,097,520
Texas Instruments, Inc.	47,400	1,235,244
		2,360,678
Software (4.6%)
Adobe Systems, Inc.*	400	14,712
Autodesk, Inc.*	300	7,623
CA, Inc.	400	8,984
Compuware Corp.*	700	5,061
Intuit, Inc.*	300	9,213
Microsoft Corp.	31,600	963,484
Oracle Corp.	7,700	188,958
Symantec Corp.*	24,900	445,461
		1,643,496
Specialty Retail (2.7%)
Bed Bath & Beyond, Inc.*	200	7,726
Best Buy Co., Inc.	300	11,838
GameStop Corp. Class A*§	500	10,970
Home Depot, Inc.	13,200	381,876
Lowe's Cos., Inc.	3,000	70,170
RadioShack Corp.§	200	3,900
Staples, Inc.	600	14,754
The Gap, Inc.	21,000	439,950
TJX Cos., Inc.	800	29,240
		970,424
Textiles, Apparel & Luxury Goods (1.3%)
Coach, Inc.	300	10,959
NIKE, Inc. Class B	6,700	442,669
The Warnaco Group, Inc.*	100	4,219
VF Corp.	100	7,324
		465,171
Tobacco (0.4%)
Altria Group, Inc.	1,800	35,334
Lorillard, Inc.	200	16,046
Philip Morris International, Inc.	1,800	86,742
Reynolds American, Inc.	200	10,594
		148,716

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Blend Fund
Schedule of Investments (continued)
December 31, 2009

	Number of Shares	Value
COMMON STOCKS
Wireless Telecommunication Services (0.2%)
American Tower Corp. Class A*	300	$12,963
Sprint Nextel Corp.*	11,600	42,456
		55,419
TOTAL COMMON STOCKS (Cost $31,049,170)		34,028,830
SHORT-TERM INVESTMENTS (6.0%)
State Street Navigator Prime Portfolio§§	162,187	162,187
	Par (000)
State Street Bank and Trust Co. Euro Time Deposit, 0.010%, 01/04/10	$1,972	1,972,000
TOTAL SHORT-TERM INVESTMENTS (Cost $2,134,187)		2,134,187
TOTAL INVESTMENTS AT VALUE (101.2%) (Cost $33,183,357)		36,163,017
LIABILITIES IN EXCESS OF OTHER ASSETS (-1.2%)		(430,869)
NET ASSETS (100.0%)		$35,732,148

INVESTMENT ABBREVIATION

ADR = American Depositary Receipt

*  Non-income producing security.

§  Security or portion thereof is out on loan.

§§  Represents security purchased with cash collateral received for securities on loan.

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Blend Fund
Statement of Assets and Liabilities
December 31, 2009

Assets
Investments at value, including collateral for securities on loan of $162,187 (Cost $33,183,357) (Note 2)	$36,163,017[1]
Cash	433
Receivable for investments sold	956,802
Dividend and interest receivable	31,777
Receivable for fund shares sold	27,878
Prepaid expenses and other assets	27,919
Total Assets	37,207,826
Liabilities
Advisory fee payable (Note 3)	4,941
Administrative services fee payable (Note 3)	8,297
Shareholder servicing/Distribution fee payable (Note 3)	8,080
Payable for investments purchased	1,156,986
Payable upon return of securities loaned (Note 2)	162,187
Payable for fund shares redeemed	70,083
Directors' fee payable	2,730
Other accrued expenses payable	62,374
Total Liabilities	1,475,678
Net Assets
Capital stock, $.001 par value (Note 6)	3,694
Paid-in capital (Note 6)	41,029,572
Undistributed net investment income	8,022
Accumulated net realized loss on investments and foreign currency transactions	(8,288,800)
Net unrealized appreciation from investments and foreign currency translations	2,979,660
Net Assets	$35,732,148
Common Shares
Net assets	$1,293,256
Shares outstanding	134,325
Net asset value, offering price and redemption price per share	$9.63
A Shares
Net assets	$33,670,893
Shares outstanding	3,476,823
Net asset value and redemption price per share	$9.68
Maximum offering price per share (net asset value/(1-5.75%))	$10.27
B Shares
Net assets	$499,565
Shares outstanding	53,880
Net asset value and offering price per share	$9.27
C Shares
Net assets	$268,434
Shares outstanding	29,038
Net asset value and offering price per share	$9.24

1  Including $159,710 of securities on loan.

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Blend Fund
Statement of Operations
For the Year Ended December 31, 2009

Investment Income (Note 2)
Dividends	$738,391
Interest	25
Securities lending	44
Foreign taxes withheld	(5,404)
Total investment income	733,056
Expenses
Investment advisory fees (Note 3)	160,136
Administrative services fees (Note 3)	81,239
Shareholder servicing/Distribution fees (Note 3)
Common Class	3,076
Class A	74,295
Class B	8,254
Class C	2,531
Custodian fees	105,303
Transfer agent fees (Note 3)	75,147
Registration fees	52,979
Printing fees (Note 3)	30,870
Legal fees	25,452
Audit and tax fees	24,703
Directors' fees	16,278
Insurance expense	2,648
Commitment fees (Note 4)	988
Miscellaneous expense	7,035
Total expenses	670,934
Less: fees waived and expenses reimbursed (Note 3)	(246,492)
Net expenses	424,442
Net investment income	308,614
Net Realized and Unrealized Gain (Loss) from Investments and Foreign Currency Related Items
Net realized gain from investments	866,808
Net realized gain from foreign currency transactions	66
Net change in unrealized appreciation (depreciation) from investments	6,479,964
Net change in unrealized appreciation (depreciation) from foreign currency translations	(3)
Net realized and unrealized gain from investments and foreign currency related items	7,346,835
Net increase in net assets resulting from operations	$7,655,449

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Blend Fund
Statements of Changes in Net Assets

	For the Year Ended December 31, 2009	For the Year Ended December 31, 2008
From Operations
Net investment income	$308,614	$442,610
Net realized gain (loss) from investments and foreign currency transactions	866,874	(8,196,021)
Net change in unrealized appreciation (depreciation) from investments and foreign currency translations	6,479,961	(9,632,587)
Net increase (decrease) in net assets resulting from operations	7,655,449	(17,385,998)
From Dividends and Distributions
Dividends from net investment income
Common Class shares	(11,699)	(18,791)
Class A shares	(302,283)	(429,976)
Class B shares	(1,484)	(5,245)
Class C shares	(708)	(1,634)
Distributions from net realized gains
Common Class shares	—	(92)
Class A shares	—	(2,264)
Class B shares	—	(94)
Class C shares	—	(28)
Distributions from return of capital
Common Class shares	(21)	—
Class A shares	(539)	—
Class B shares	(8)	—
Class C shares	(4)	—
Net decrease in net assets resulting from dividends and distributions	(316,746)	(458,124)
From Capital Share Transactions (Note 6)
Proceeds from sale of shares	1,149,305	1,643,255
Reinvestment of dividends and distributions	264,468	384,584
Net asset value of shares redeemed	(4,381,229)	(6,099,312)
Net decrease in net assets from capital share transactions	(2,967,456)	(4,071,473)
Net increase (decrease) in net assets	4,371,247	(21,915,595)
Net Assets
Beginning of year	31,360,901	53,276,496
End of year	$35,732,148	$31,360,901
Undistributed net investment income	$8,022	$9,628

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Blend Fund
Financial Highlights
(For a Common Class Share of the Fund Outstanding Throughout Each Year)

	For the Year Ended December 31,
	2009	2008	2007	2006	2005
Per share data
Net asset value, beginning of year	$7.71	$11.95	$12.71	$12.23	$12.45
INVESTMENT OPERATIONS
Net investment income[1]	0.08	0.11	0.08	0.05	0.04
Net gain (loss) on investments and foreign currency related items (both realized and unrealized)	1.93	(4.23)	0.68	1.22	0.30
Total from investment operations	2.01	(4.12)	0.76	1.27	0.34
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.09)	(0.12)	(0.06)	(0.07)	(0.07)
Distributions from net realized gains	—	(0.00)[2]	(1.46)	(0.72)	(0.49)
Distributions from return of capital	(0.00)[2]	—	—	—	—
Total dividends and distributions	(0.09)	(0.12)	(1.52)	(0.79)	(0.56)
Net asset value, end of year	$9.63	$7.71	$11.95	$12.71	$12.23
Total return[3]	26.03%	(34.46)%	6.15%	10.44%	2.70%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (000s omitted)	$1,293	$1,237	$1,883	$2,202	$2,809
Ratio of expenses to average net assets	1.30%	1.30%	1.28%	1.30%	1.30%
Ratio of net investment income to average net assets	0.99%	1.10%	0.58%	0.40%	0.32%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.78%	0.41%	0.07%	0.26%	0.26%
Portfolio turnover rate	362%	222%	114%	106%	101%

1  Per share information is calculated using the average shares outstanding method.

2  This amount represents less than $(0.01) per share.

3  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the years shown, total returns would have been lower.

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Blend Fund
Financial Highlights
(For a Class A Share of the Fund Outstanding Throughout Each Year)

	For the Year Ended December 31,
	2009	2008	2007	2006	2005
Per share data
Net asset value, beginning of year	$7.75	$12.01	$12.78	$12.26	$12.48
INVESTMENT OPERATIONS
Net investment income[1]	0.08	0.11	0.08	0.05	0.04
Net gain (loss) on investments and foreign currency related items (both realized and unrealized)	1.94	(4.25)	0.67	1.23	0.30
Total from investment operations	2.02	(4.14)	0.75	1.28	0.34
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.09)	(0.12)	(0.06)	(0.04)	(0.07)
Distributions from net realized gains	—	(0.00)[2]	(1.46)	(0.72)	(0.49)
Distributions from return of capital	(0.00)[2]	—	—	—	—
Total dividends and distributions	(0.09)	(0.12)	(1.52)	(0.76)	(0.56)
Net asset value, end of year	$9.68	$7.75	$12.01	$12.78	$12.26
Total return[3]	26.02%	(34.45)%	6.03%	10.48%	2.69%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (000s omitted)	$33,671	$28,642	$47,691	$51,493	$57,200
Ratio of expenses to average net assets	1.30%	1.30%	1.28%	1.30%	1.30%
Ratio of net investment income to average net assets	0.99%	1.09%	0.58%	0.40%	0.32%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.77%	0.40%	0.07%	0.26%	0.26%
Portfolio turnover rate	362%	222%	114%	106%	101%

1  Per share information is calculated using the average shares outstanding method.

2  This amount represents less than $(0.01) per share.

3  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the years shown, total returns would have been lower.

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Blend Fund
Financial Highlights
(For a Class B Share of the Fund Outstanding Throughout Each Year)

	For the Year Ended December 31,
	2009	2008	2007	2006	2005
Per share data
Net asset value, beginning of year	$7.43	$11.49	$12.35	$11.92	$12.18
INVESTMENT OPERATIONS
Net investment income (loss)[1]	0.02	0.03	(0.02)	(0.04)	(0.05)
Net gain (loss) on investments and foreign currency related items (both realized and unrealized)	1.85	(4.05)	0.65	1.19	0.29
Total from investment operations	1.87	(4.02)	0.63	1.15	0.24
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.03)	(0.04)	(0.03)	—	(0.01)
Distributions from net realized gains	—	(0.00)[2]	(1.46)	(0.72)	(0.49)
Distributions from return of capital	(0.00)[2]	—	—	—	—
Total dividends and distributions	(0.03)	(0.04)	(1.49)	(0.72)	(0.50)
Net asset value, end of year	$9.27	$7.43	$11.49	$12.35	$11.92
Total return[3]	25.11%	(34.97)%	5.24%	9.67%	1.91%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (000s omitted)	$500	$1,201	$3,087	$5,010	$8,342
Ratio of expenses to average net assets	2.05%	2.05%	2.03%	2.05%	2.05%
Ratio of net investment income (loss) to average net assets	0.28%	0.25%	(0.19)%	(0.35)%	(0.44)%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.85%	0.35%	0.06%	0.26%	0.26%
Portfolio turnover rate	362%	222%	114%	106%	101%

1  Per share information is calculated using the average shares outstanding method.

2  This amount represents less than $(0.01) per share.

3  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the years shown, total returns would have been lower.

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Blend Fund
Financial Highlights
(For a Class C Share of the Fund Outstanding Throughout Each Year)

	For the Year Ended December 31,
	2009	2008	2007	2006	2005
Per share data
Net asset value, beginning of year	$7.41	$11.45	$12.31	$11.89	$12.15
INVESTMENT OPERATIONS
Net investment income (loss)[1]	0.02	0.03	(0.02)	(0.04)	(0.05)
Net gain (loss) on investments and foreign currency related items (both realized and unrealized)	1.84	(4.03)	0.65	1.18	0.29
Total from investment operations	1.86	(4.00)	0.63	1.14	0.24
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.03)	(0.04)	(0.03)	—	(0.01)
Distributions from net realized gains	—	(0.00)[2]	(1.46)	(0.72)	(0.49)
Distributions from return of capital	(0.00)[2]	—	—	—	—
Total dividends and distributions	(0.03)	(0.04)	(1.49)	(0.72)	(0.50)
Net asset value, end of year	$9.24	$7.41	$11.45	$12.31	$11.89
Total return[3]	25.04%	(34.91)%	5.26%	9.61%	1.91%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (000s omitted)	$268	$281	$616	$851	$1,109
Ratio of expenses to average net assets	2.05%	2.05%	2.03%	2.05%	2.05%
Ratio of net investment income (loss) to average net assets	0.25%	0.31%	(0.18)%	(0.35)%	(0.44)%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.79%	0.38%	0.06%	0.26%	0.26%
Portfolio turnover rate	362%	222%	114%	106%	101%

1  Per share information is calculated using the average shares outstanding method.

2  This amount represents less than $(0.01) per share.

3  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the years shown, total returns would have been lower.

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Blend Fund
Notes to Financial Statements
December 31, 2009

Note 1. Organization

Credit Suisse Large Cap Blend Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company that seeks long-term appreciation of capital. The Fund was incorporated under the laws of the State of Maryland on July 31, 1998.

The Fund is authorized to offer six classes of shares: Common Class shares, Advisor Class shares, Institutional Class shares, Class A shares, Class B shares and Class C shares. The Fund currently offers Common Class shares, Class A shares, Class B shares and Class C shares. The Fund's Common Class shares are closed to new investors, with certain exceptions as set forth in the prospectus. Effective October 24, 2002, Institutional Class shares ceased operations. Each class of shares represents an equal pro rata interest in the Fund, except that they bear different expenses, which reflect the differences in the range of services provided to them. Class A shares are sold subject to a front-end sales charge of 5.75%. Class B shares are sold subject to a contingent deferred sales charge which declines from 4.00% to zero depending on the period of time the shares are held. Class C shares are sold subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within the first year of purchase.

Note 2. Significant Accounting Policies

A) SECURITY VALUATION — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events

Credit Suisse Large Cap Blend Fund
Notes to Financial Statements (continued)
December 31, 2009

Note 2. Significant Accounting Policies

occurring before the Fund's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America ("GAAP"), the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•  Level 1 – quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Credit Suisse Large Cap Blend Fund
Notes to Financial Statements (continued)
December 31, 2009

Note 2. Significant Accounting Policies

The following is a summary of the inputs used as of December 31, 2009 in valuing the Fund's investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$34,028,830	$—	$—	$34,028,830
Short-Term Investments	162,187	1,972,000	—	2,134,187
Other Financial Instruments*	—	—	—	—
	$34,191,017	$1,972,000	$—	$36,163,017

*Other financial instruments include futures, forwards and swap contracts.

B) DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES — Effective January 1, 2009, the Fund adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that the Fund disclose (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance, and cash flows. The Fund has not entered into any derivative or hedging activities during the period covered by this report.

C) SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Certain expenses are class-specific expenses and vary by class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

E) FEDERAL INCOME TAXES — No provision is made for federal taxes as it is the Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue

Credit Suisse Large Cap Blend Fund
Notes to Financial Statements (continued)
December 31, 2009

Note 2. Significant Accounting Policies

Code of 1986, as amended, and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

The Fund adopted the authoritative guidance for uncertainty in income taxes and recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable based solely on its technical merits and consideration of the relevant taxing authority's widely understood administrative practices and procedures. The Fund has reviewed its current tax positions and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F) USE OF ESTIMATES — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

G) SHORT-TERM INVESTMENTS — The Fund, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("Credit Suisse"), an indirect, wholly-owned subsidiary of Credit Suisse Group AG, pools available cash into a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Fund's custodian. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

H) SECURITIES LENDING — Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). Cash collateral received by the Fund in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including funds advised by SSB, the Fund's securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

Credit Suisse Large Cap Blend Fund
Notes to Financial Statements (continued)
December 31, 2009

Note 2. Significant Accounting Policies

SSB has been engaged by the Fund to act as the Fund's securities lending agent. The Fund's securities lending arrangement provides that the Fund and SSB will share the net income earned from securities lending activities. During the year ended December 31, 2009, total earnings from the Fund's investment in cash collateral received in connection with securities lending arrangements was $67, of which $12 was rebated to borrowers (brokers). The Fund retained $44 in income from the cash collateral investment, and SSB, as lending agent, was paid $11. Securities lending income is accrued as earned.

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser for the Fund. For its investment advisory services, Credit Suisse is entitled to receive a fee from the Fund at an annual rate of 0.50% of the Fund's average daily net assets. For the year ended December 31, 2009, investment advisory fees earned, voluntarily waived and expenses reimbursed were as follows:

Gross Advisory Fee	Waiver	Net Advisory Fee	Expense Reimbursement
$160,136	$(160,136)	$0	$(86,356)

Credit Suisse will not recapture from the Fund any fees it waived or expenses it reimbursed during the year ended December 31, 2009. Fee waivers and expense reimbursements are voluntary and may be discontinued by Credit Suisse at any time.

Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of Credit Suisse, and SSB serve as co-administrators to the Fund. For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of 0.09% of the Fund's average daily net assets. For the year ended December 31, 2009, co-administrative services fees earned by CSAMSI were $28,824.

For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon the relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the year ended December 31, 2009, co-administrative services fees earned by SSB (including out-of-pocket expenses) were $52,415.

Credit Suisse Large Cap Blend Fund
Notes to Financial Statements (continued)
December 31, 2009

Note 3. Transactions with Affiliates and Related Parties

In addition to serving as the Fund's co-administrator, CSAMSI currently serves as distributor of the Fund's shares. Pursuant to distribution plans adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSAMSI receives fees for its distribution services. For the Common Class and Class A shares of the Fund, the fee is calculated at an annual rate of 0.25% of the average daily net assets. For the Class B and Class C shares of the Fund, the fee is calculated at an annual rate of 1.00% of average daily net assets.

Certain brokers, dealers and financial representatives provide transfer agent related services to the Fund and receive compensation from Credit Suisse. Credit Suisse is then reimbursed by the Fund. For the year ended December 31, 2009, the Fund reimbursed Credit Suisse $586, which is included in the Fund's transfer agent expense.

For the year ended December 31, 2009, CSAMSI and its affiliates advised the Fund that it retained $11,063 from commissions earned on the sale of the Fund's Class A shares.

Merrill Corporation ("Merrill"), an affiliate of Credit Suisse, has been engaged by the Fund to provide certain financial printing services. For the year ended December 31, 2009, Merrill was paid $29,270 for its services by the Fund.

Note 4. Line of Credit

The Fund, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a $50 million committed, unsecured line of credit facility ("Credit Facility") for temporary or emergency purposes with SSB. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at either the Overnight Federal Funds rate or the Overnight LIBOR rate plus a spread. At December 31, 2009, and during the year ended December 31, 2009, the Fund had no borrowings under the Credit Facility.

Note 5. Purchases and Sales of Securities

For the year ended December 31, 2009, purchases and sales of investment securities (excluding short-term investments) were $114,271,219 and $118,539,713, respectively.

Credit Suisse Large Cap Blend Fund
Notes to Financial Statements (continued)
December 31, 2009

Note 6. Capital Share Transactions

The Fund is authorized to issue four billion full and fractional shares of capital stock, $.001 par value per share. Transactions in capital shares for each class were as follows:

	Common Class
	For the Year Ended December 31, 2009		For the Year Ended December 31, 2008
	Shares	Value	Shares	Value
Shares sold	13,253	$109,159	17,042	$165,259
Shares issued in reinvestment of dividends and distributions	1,185	11,480	2,195	16,384
Shares redeemed	(40,541)	(349,824)	(16,441)	(170,665)
Net increase (decrease)	(26,103)	$(229,185)	2,796	$10,978
	Class A
	For the Year Ended December 31, 2009		For the Year Ended December 31, 2008
	Shares	Value	Shares	Value
Shares sold	114,797	$992,119	104,498	$1,055,005
Shares issued in reinvestment of dividends and distributions	25,814	251,608	48,264	362,640
Shares redeemed	(358,829)	(3,060,365)	(427,565)	(4,191,070)
Net decrease	(218,218)	$(1,816,638)	(274,803)	$(2,773,425)
	Class B
	For the Year Ended December 31, 2009		For the Year Ended December 31, 2008
	Shares	Value	Shares	Value
Shares sold	3,963	$31,034	51,043	$393,049
Shares issued in reinvestment of dividends and distributions	105	977	587	4,433
Shares redeemed	(111,825)	(888,459)	(158,602)	(1,567,675)
Net decrease	(107,757)	$(856,448)	(106,972)	$(1,170,193)
	Class C
	For the Year Ended December 31, 2009		For the Year Ended December 31, 2008
	Shares	Value	Shares	Value
Shares sold	1,850	$16,993	4,420	$29,942
Shares issued in reinvestment of dividends and distributions	44	403	150	1,127
Shares redeemed	(10,745)	(82,581)	(20,442)	(169,902)
Net decrease	(8,851)	$(65,185)	(15,872)	$(138,833)

Credit Suisse Large Cap Blend Fund
Notes to Financial Statements (continued)
December 31, 2009

Note 6. Capital Share Transactions

On December 31, 2009, the number of shareholders that held 5% or more of the outstanding shares of each class of the Fund was as follows:

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Common Class	2	32%
Class B	3	43%
Class C	5	69%

Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

Note 7. Federal Income Taxes

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The tax characteristics of dividends and distributions paid during the years ended December 31, 2009 and 2008, respectively, by the Fund were as follows:

Ordinary Income		Long-Term Capital Gain		Return of Capital
2009	2008	2009	2008	2009	2008
$316,174	$458,115	$0	$9	$572	$0

The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences. These differences are primarily due to differing treatments of wash sales, real estate investment trusts, cumulative basis adjustments on partnerships and partnership passive activity losses.

At December 31, 2009, the components of distributable earnings on a tax basis were as follows:

Accumulated realized loss	$(7,904,672)
Unrealized appreciation	2,603,554
$(5,301,118)

At December 31, 2009, the Fund had capital loss carryforwards available to offset possible future capital gains as follows:

Expires December 31,
2010	2016	2017
$805,498	$3,271,346	$3,827,828

Credit Suisse Large Cap Blend Fund
Notes to Financial Statements (continued)
December 31, 2009

Note 7. Federal Income Taxes

During the tax year ended December 31, 2009, the Fund did not utilize any of the capital loss carryforwards and $487,796 of the capital loss carryforwards expired.

It is uncertain whether the Fund will be able to realize the benefits of the capital loss carryforwards before they expire.

At December 31, 2009, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $33,559,465, $2,809,777, $(206,225) and $2,603,552, respectively.

At December 31, 2009, the Fund reclassified $481,857 to accumulated net realized loss and $5,954 to undistributed net investment income from paid in capital, to adjust for current period permanent book/tax differences which arose principally from differing book/tax treatments of foreign currency gain/(loss), partnership investments, real estate investment trusts and expiration of capital loss carryforwards. Net assets were not affected by these reclassifications.

Note 8. Contingencies

In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Note 9. Subsequent Events

Effective June 30, 2009, the Fund adopted the Financial Accounting Standards Board ("FASB") amendments to general standards on accounting for and disclosures of subsequent events. Management has evaluated the possibility of subsequent events existing in the Fund's financial statements through February 18, 2010. Management has determined that there are no material events that would require disclosure in the Fund's financial statements through this date.

Credit Suisse Large Cap Blend Fund
Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholders of
Credit Suisse Large Cap Blend Fund, Inc.:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Credit Suisse Large Cap Blend Fund, Inc. (the "Fund") at December 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
February 18, 2010

Credit Suisse Large Cap Blend Fund
Board Approval of Advisory Agreement (unaudited)

In approving the renewal of the current Advisory Agreement, the Board of Directors, including the Independent Directors, at a meeting held on November 16 and 17, 2009, considered the following factors with respect to the Large Cap Blend Fund (the "Fund"):

Investment Advisory Fee Rates

The Board reviewed and considered the contractual advisory fee rate of 0.50% for the Fund ("Contractual Advisory Fee") in light of the extent and quality of the advisory services provided by Credit Suisse Asset Management, LLC ("Credit Suisse"). The Board also reviewed and considered the fee waivers and/or expense reimbursement arrangements currently in place for the Fund and considered the actual fee rate of 0.00% paid by the Fund after taking waivers and expense reimbursements into account ("Net Advisory Fee"). The Board acknowledged that voluntary fee waivers and expense reimbursements could be discontinued at any time.

Additionally, the Board received and considered information comparing the Fund's Contractual Advisory Fee, Net Advisory Fee and the Fund's overall expenses with those of funds in both the relevant expense group ("Expense Group") and universe of funds ("Expense Universe") provided by Lipper Inc., an independent provider of investment company data.

Nature, Extent and Quality of the Services under the Advisory Agreement

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by Credit Suisse under the Advisory Agreement. The Board also noted information received at regular meetings throughout the year related to the services rendered by Credit Suisse. The Board reviewed background information about Credit Suisse, including its Form ADV. The Board considered the background and experience of Credit Suisse's senior management and the expertise of, and the amount of attention given to the Fund by, senior personnel of Credit Suisse. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund and the extent of the resources devoted to research and analysis of actual and potential investments. The Board also received and considered information about the nature, extent and quality of services and fee rates offered to other Credit Suisse clients for comparable services.

Credit Suisse Large Cap Blend Fund
Board Approval of Advisory Agreement (unaudited) (continued)

Fund Performance

The Board received and considered performance results of the Fund over time, along with comparisons both to the relevant performance group ("Performance Group") and universe of funds ("Performance Universe") for the Fund. The Board was provided with a description of the methodology used to arrive at the funds included in the Performance Group and the Performance Universe.

Credit Suisse Profitability

The Board received and considered a profitability analysis of Credit Suisse based on the fees payable under the Advisory Agreement for the Fund, including any fee waivers, as well as other relationships between the Fund on the one hand and Credit Suisse affiliates on the other. The Board received profitability information for the other funds in the Credit Suisse family of funds.

Economies of Scale

The Board considered whether economies of scale in the provision of services to the Fund were being passed along to the shareholders. Accordingly, the Board considered whether alternative fee structures (such as breakpoint fee structures) would be more appropriate or reasonable taking into consideration economies of scale or other efficiencies that might accrue from increases in the Fund's asset levels.

Other Benefits to Credit Suisse

The Board considered other benefits received by Credit Suisse and its affiliates as a result of their relationship with the Fund. Such benefits include, among others, benefits potentially derived from an increase in Credit Suisse's businesses as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by Credit Suisse and its affiliates).

The Board considered the standards applied in seeking best execution, any benefits that may be achieved by using an affiliated broker and the existence of quality controls applicable to brokerage allocation procedures. The Board also reviewed Credit Suisse's method for allocating portfolio investment opportunities among its advisory clients.

Credit Suisse Large Cap Blend Fund
Board Approval of Advisory Agreement (unaudited) (continued)

Conclusions

In selecting Credit Suisse, and approving the Advisory Agreement and the investment advisory fee under such agreement, the Board concluded that:

•  The combined Contractual Advisory Fee and co-administration fees, as well as the Net Advisory Fee, were among the lowest of the Expense Group. The Board considered the fee to be reasonable.

•  The Fund's performance was at or above the median of its Performance Group for the one and two year periods but below the median of its Performance Group for the remaining periods. It was also above the median of its Performance Universe for the one, two and three year periods, but below the median of its Performance Universe for the four, five and ten year periods. The Board noted the recent improvement in performance, and determined that it would continue to monitor steps undertaken by Credit Suisse to improve performance.

•  The Board was satisfied with the nature and extent of the investment advisory services provided to the Fund by Credit Suisse and that, based on dialogue with management and counsel, the services provided by Credit Suisse under the Advisory Agreement are typical of, and consistent with, those provided to similar mutual funds by other investment advisers.

•  In light of the costs of providing investment management and other services to the Fund and Credit Suisse's ongoing commitment to the Fund and willingness to waive fees and reimburse expenses, the profits and other ancillary benefits that Credit Suisse and its affiliates received were considered reasonable.

•  Credit Suisse's profitability based on fees payable under the Advisory Agreement was reasonable in light of the nature, extent and quality of the services provided to the Fund thereunder.

•  In light of the combined Contractual Advisory Fee and co-administration fee, as well as the fee waivers, expense reimbursements and the Net Advisory Fee, the Fund's current fee structure (without breakpoints) was considered reasonable.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Advisory Agreement. The Independent Directors were advised by separate independent legal counsel throughout the process.

Credit Suisse Large Cap Blend Fund
Information Concerning Directors and Officers (unaudited)

Name, Address (Year of Birth)	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Independent Directors

Enrique Arzac c/o Credit Suisse Asset Management, LLC Attn: General Counsel Eleven Madison Avenue New York, New York 10010 (1941)	Director, Audit Committee Chairman and Nominating Committee Member	Since 2005	Professor of Finance and Economics, Graduate School of Business, Columbia University since 1971.	13	Director of
Epoch Holding
Corporation
(an investment
management
and investment
advisory
services
company);
Director of Starcomms PLC. (telecommunications company);
Director of The
Adams Express
Company,
Petroleum and
Resources
Corporation,
The Chile Fund,
Inc., The
Indonesia Fund,
Inc., The First
Israel Fund, Inc.,
The Latin
America Equity
Fund, Inc. and
The Emerging
Markets
Telecommunications Fund, Inc. (each
					a closed-end investment company).

Jeffrey E. Garten[2] Box 208200 New Haven, Connecticut 06520-8200 (1946)	Director, Audit and Nominating Committee Member	Since Fund Inception	The Juan Trippe Professor in the Practice of International Trade, Finance and Business from July 2005 to present; Partner and Chairman of Garten Rothkopf (consulting firm) from October 2005 to present; Dean of Yale School of Management from November 1995 to June 2005.	11	Director of Aetna, Inc. (insurance company); Director of CarMax Group (used car dealers).

1   Each Director and Officer serves until his or her respective successor has been duly elected and qualified.

2   Mr. Garten was initially appointed as a Director of the Fund at inception. He resigned as Director on February 3, 2000 and was subsequently reappointed on December 21, 2000.

Credit Suisse Large Cap Blend Fund
Information Concerning Directors and Officers (unaudited) (continued)

Name, Address (Year of Birth)	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Independent Directors

Peter F. Krogh c/o Credit Suisse Asset Management, LLC Attn: General Counsel Eleven Madison Avenue New York, New York 10010 (1937)	Director, Audit and Nominating Committee Member	Since 2001	Dean Emeritus and Distinguished Professor of International Affairs at the Edmund A. Walsh School of Foreign Service, Georgetown University from June 1995 to present.	11	None

Steven N. Rappaport Lehigh Court, LLC 555 Madison Avenue 29th Floor New York, New York 10022 (1948)	Chairman of the Board of Directors, Audit Committee Member and Nominating Committee Chairman	Director since 1999 and Chairman since 2005	Partner of Lehigh Court, LLC and RZ Capital (private investment firms) from July 2002 to present.	13	Director of
iCAD, Inc.
(surgical and
medical
instruments and
apparatus
company);
Director of
Presstek, Inc.
(digital imaging
technologies
company);
Director of
Wood
Resources, LLC.
(plywood
manufacturing
company);
Director of The
Chile Fund, Inc.,
The Indonesia
Fund, Inc., The
First Israel
Fund, Inc., The
Latin America
Equity Fund,
Inc. and The
Emerging
Markets
Telecommunications Fund, Inc. (each
					a closed-end investment company).

Credit Suisse Large Cap Blend Fund
Information Concerning Directors and Officers (unaudited) (continued)

Name, Address (Year of Birth)	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years
Officers**

George R. Hornig Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 (1954)	Chief Executive Officer and President	Since 2008	Managing Director of Credit Suisse; Co-Chief Operating Officer of Asset Management and Head of Asset Management Americas; Associated with Credit Suisse since 1999; Officer of other Credit Suisse Funds.

Michael A. Pignataro Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 (1959)	Chief Financial Officer	Since 1999	Director and Director of Fund Administration of Credit Suisse; Associated with Credit Suisse or its predecessor since 1984; Officer of other Credit Suisse Funds.

Emidio Morizio Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 (1966)	Chief Compliance Officer	Since 2004	Director and Global Head of Compliance of Credit Suisse; Associated with Credit Suisse since July 2000; Officer of other Credit Suisse Funds.

J. Kevin Gao Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 (1967)	Chief Legal Officer since 2006, Vice President and Secretary since 2004	Since 2004	Director and Legal Counsel of Credit Suisse; Associated with Credit Suisse since July 2003; Officer of other Credit Suisse Funds.

Cecilia Chau Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 (1973)	Treasurer	Since 2008	Vice President of Credit Suisse since 2009; Assistant Vice President of Credit Suisse from June 2007 to December 2008; Associated with Alliance Bernstein L.P. from January 2007 to May 2007; Associated with Credit Suisse from August 2000 to December 2006; Officer of other Credit Suisse Funds.

**  The officers of the Fund shown are officers that make policy decisions.

The Statement of Additional Information includes additional information about the Directors and is available, without charge, upon request, by calling 877-870-2874.

Credit Suisse Large Cap Blend Fund
Tax Information Letter
December 31, 2009 (unaudited)

Important Tax Information for Corporate Shareholders

Corporate shareholders should note for the year ended December 31, 2009, the percentage of the Fund's investment income (i.e., net investment income plus short-term capital gains) that qualified for the intercorporate dividends received deduction is 100%.

Important Tax Information for Shareholders

For the fiscal year ended December 31, 2009, the Fund designates approximately $305,308, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for reduced tax rates. These lower rates range from 5% to 15% depending on an individual's tax bracket. If the Fund pays a distribution during calendar year 2009, complete information will be reported in conjunction with Form 1099-DIV.

Credit Suisse Large Cap Blend Fund
Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 month period ended June 30 of each year, as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-877-870-2874

•  On the Fund's website, www.credit-suisse.com/us

•  On the website of the Securities and Exchange Commission, www.sec.gov.

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-551-8090.

P.O. BOX 55030, BOSTON, MA 02205-5030

877-870-2874 ■ WWW.credit-suisse.com/us

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.  LCB-AR-1209

Item 2. Code of Ethics.

The registrant has adopted a code of ethics applicable to its Chief Executive Officer, President, Chief Financial Officer and Chief Accounting Officer, or persons performing similar functions. A copy of the code is filed as Exhibit 12(a)(1) to this Form. There were no amendments to the code during the fiscal year ended December 31, 2009. There were no waivers or implicit waivers from the code granted by the registrant during the fiscal year ended December 31, 2009.

Item 3. Audit Committee Financial Expert.

The registrant’s governing board has determined that it has two audit committee financial experts serving on its audit committee: Enrique R. Arzac and Steven N. Rappaport.  Each audit committee financial expert is “independent” for purposes of this item.

Item 4. Principal Accountant Fees and Services.

(a) through (d). The information in the table below is provided for services rendered to the registrant by its independent registered public accounting firm, PricewaterhouseCoopers LLP (“PwC”), for its fiscal years ended December 31, 2008 and December 31, 2009.

	2008	2009
Audit Fees	$17,500	$17,500
Audit-Related Fees(1)	$3,400	$3,400
Tax Fees(2)	$3,255	$2,800
All Other Fees	—	—
Total	$24,155	$23,700

(1) Services include agreed-upon procedures in connection with the registrant’s semi-annual financial statements ($3,400 for 2008 and $3,400 for 2009).

(2) Tax services in connection with the registrant’s excise tax calculations and review of the registrant’s applicable tax returns.

3

The information in the table below is provided with respect to non-audit services that directly relate to the registrant’s operations and financial reporting and that were rendered by PwC to the registrant’s investment adviser, Credit Suisse Asset Management, LLC (“Credit Suisse”), and any service provider to the registrant controlling, controlled by or under common control with Credit Suisse that provided ongoing services to the registrant (“Covered Services Provider”), for the registrant’s fiscal years ended December 31, 2008 and December 31, 2009.

	2008	2009
Audit-Related Fees	N/A	N/A
Tax Fees	N/A	N/A
All Other Fees	N/A	N/A
Total	N/A	N/A

(e)(1) Pre-Approval Policies and Procedures.  The Audit Committee (“Committee”) of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent registered public accounting firm to the registrant and (ii) all permissible non-audit services to be provided by the independent registered public accounting firm to Credit Suisse and any Covered Services Provider if the engagement relates directly to the operations and financial reporting of the registrant.  The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson shall report to the Committee, at its next regularly scheduled meeting after the Chairperson’s pre-approval of such services, his or her decision(s).  The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee’s pre-approval responsibilities to other persons (other than Credit Suisse or the registrant’s officers).  Pre-approval by the Committee of any permissible non-audit services shall not be required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the registrant, Credit Suisse and any Covered Services Provider constitutes not more than 5% of the total amount of revenues paid by the registrant to its independent registered public accounting firm during the fiscal year in which the permissible non-audit services are provided; (ii) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

4

(e)(2) The information in the table below sets forth the percentages of fees for services (other than audit, review or attest services) rendered by PwC to the registrant for which the pre-approval requirement was waived pursuant to Rule 2-01(c)(7)(i)(C) of Regulation S-X:

	2008	2009
Audit-Related Fees	N/A	N/A
Tax Fees	N/A	N/A
All Other Fees	N/A	N/A
Total	N/A	N/A

The information in the table below sets forth the percentages of fees for services (other than audit, review or attest services) rendered by PwC to Credit Suisse and any Covered Services Provider required to be approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X, for the registrant’s fiscal years ended December 31, 2008 and December 31, 2009:

	2008	2009
Audit-Related Fees	N/A	N/A
Tax Fees	N/A	N/A
All Other Fees	N/A	N/A
Total	N/A	N/A

(f) Not Applicable.

(g) The aggregate fees billed by PwC for non-audit services rendered to the registrant, Credit Suisse and Covered Service Providers for the fiscal years ended December 31, 2008 and December 31, 2009 were $6,655 and $6,200, respectively.

(h) Not Applicable.

5

Item 5. Audit Committee of Listed Registrants.

Form N-CSR disclosure requirement is not applicable to the registrant.

Item 6. Schedule of Investments.

Included as part of the report to shareholders filed under Item 1 of this Form.

6

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Form N-CSR disclosure requirement is not applicable to the registrant.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Form N-CSR disclosure requirement is not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Form N-CSR disclosure requirement is not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

None

Item 11. Controls and Procedures.

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)       Registrant’s Code of Ethics is an exhibit to this report.

(a)(2)       The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3)       Not applicable.

(b)           The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

7

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE LARGE CAP BLEND FUND, INC.

/s/ George R. Hornig
Name: George R. Hornig
Title: Chief Executive Officer
Date: February 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ George R. Hornig
Name: George R. Hornig
Title: Chief Executive Officer
Date: February 25, 2010

/s/ Michael A. Pignataro
Name: Michael A. Pignataro
Title: Chief Financial Officer
Date: February 25, 2010

8